Certain Transactions (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 01, 2021	Feb. 16, 2021	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 02, 2020
Certain Transactions (Details) [Line Items]
Aggregate purchase price							$ 97,100
Exchange agreement description						In exchange for 100% of the outstanding shares of Origin the Company issued 1,488 thousand ordinary shares, paid cash upon closing and is obligated to pay additional payments (combination of cash and shares) subject to performance-based earnouts over 3 years.
Description of contingent payments						The total contingent payments could reach to a maximum aggregate amount of up to $40 million. Approximately 50% of the payments shall be settled in cash, and 50% shall be settled through the issuance of ordinary shares.
Additional payment amount						$ 6,000
Retention period						3 years
Compensation expenses.						$ 4,300
Intangible asset						$ 45,000
Intangible asset useful-life						7 years
Aggregate purchase price	$ 29,300
Additional earn-out payment	15 years
Fair value						$ 23,800
Gain						14,400
Foreign currency gain						600
Total contingent payments aggregate amount						21,000
Liability amount						14,000
Exchange for outstanding shares, percentage		100.00%
Based earn-outs over term		2 years
Changes in fair value of equity investment						600
Net gain on divestiture of minority interest						1,301
Restructuring plan, percentage									10.00%
Employee related charges							6,400
Other related charges							$ 3,900
XAAR [Member]
Certain Transactions (Details) [Line Items]
Remaining acquire share, percentage	55.00%
Consideration paid						29,281
Related to Developed Technology [Member]
Certain Transactions (Details) [Line Items]
Intangible asset						$ 71,000
Intangible asset useful-life						10 years
XAAR [Member]
Certain Transactions (Details) [Line Items]
Investment, description			the Company entered into an agreement with Xaar plc (“Xaar”) to purchase additional shares of Xaar 3D that will increase its stake from 15 to 45 percent, with Xaar retaining the remaining 55 percent.
Additional interest amount						$ 15,700
LPW Technology [Member]
Certain Transactions (Details) [Line Items]
Consideration paid					$ 3,600
Unconsolidated Entity [Member]
Certain Transactions (Details) [Line Items]
Net gain on divestiture of minority interest				$ 11,800